Interest in Associates - Summary of Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share of net assets	¥ 2,588	¥ 2,637
Southern Airlines Group Finance Co.,Ltd. ("Finance Company") [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	48.59%
Proportion of ownership interest held by The Company	41.81%
Proportion of ownership interest held by Subsidiaries	6.78%
Proportion of voting rights held by the Group	48.59%
Principal activity	Provision of financial services
Sichuan Airlines Co.,Ltd [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	39.00%
Proportion of ownership interest held by The Company	39.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	39.00%
Principal activity	Airline transportation
Southern Airlines Culture And Media Co., Ltd. [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	40.00%
Proportion of ownership interest held by The Company	40.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	40.00%
Principal activity	Advertising services
Shenyang Konggang Logistic Co.,Ltd [Member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	45.00%
Proportion of ownership interest held by The Company	45.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	45.00%
Principal activity	Ground services
Beijing Xingming Lake Jinyan Hotel Co Ltd [Member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	49.00%
Proportion of ownership interest held by The Company	0.00%
Proportion of ownership interest held by Subsidiaries	49.00%
Proportion of voting rights held by the Group	49.00%
Principal activity	Catering and accommodation services
Shangzhou Aviation Logistics Co Ltd [Member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	37.90%
Proportion of ownership interest held by The Company	0.00%
Proportion of ownership interest held by Subsidiaries	37.90%
Proportion of voting rights held by the Group	37.90%
Principal activity	Airline transportation
Beijing Airport Inflight Kitchen Co Ltd [Member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	30.00%
Proportion of ownership interest held by The Company	30.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	30.00%
Principal activity	Air catering services
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	42.80%
Proportion of ownership interest held by The Company	42.80%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	42.80%
Principal activity	Property management